Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

The Company recognizes revenue classified in services and other either at a point in time or over time. Revenue by point in time and over time was as follows (in thousands):

	Three Months Ended
	March 31, 2026	March 31, 2025
SaaS revenue recognized over time	$363	$330
Services and other revenue recognized point in time	1,984	1,919
Total revenue	$2,347	$2,249

The Company recognizes revenue classified in services and other either at a point in time or over time. Revenue by point in time and over time was as follows (in thousands):

	Years Ended December 31,
	2025	2024
SaaS revenue recognized over time	$1,528	$1,432
Services and other revenue recognized point in time	8,444	8,304
Total revenue	$9,972	$9,736

Schedule of Deferred Revenue

The deferred revenue balance represents payments received for performance obligations not yet satisfied. The following table shows the changes in deferred revenue during the three months ended March 31, 2026, and 2025 respectively (in thousands):

	Three Months Ended
	March 31, 2026	March 31, 2025
Balance at beginning of period	$562	$776
Deferred revenue additions during period	223	262
Revenue recognized during period	(442)	(271)
Balance at end of period	$343	$767

The deferred revenue balance represents payments received for performance obligations not yet satisfied. The following table shows the changes in deferred revenue during the years ended December 31, 2025, and 2024 respectively (in thousands):

	Years Ended December 31,
	2025	2024
Balance at beginning of period	$776	$279
Deferred revenue additions during period	1,094	1,326
Revenue recognized during period	(1,308)	(829)
Balance at end of period	$562	$776